Fair Value Measurements - Assets and Liabilities Measured at Fair Value (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
United States Treasury Obligations (Level 1)	$ 30,999,256	$ 50,498,119
Commodity Futures Contracts (Level 1)	(302,850)	(2,940,700)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
United States Treasury Obligations (Level 1)	30,999,256	50,498,119
Commodity Futures Contracts (Level 1)	$ (302,850)	$ (2,940,700)